Disaggregated Revenues - Schedule of Revenue Information Based on the Locations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 23,623,457	$ 23,708,371
HK SAR [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	261,595	209,630
US [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	22,677,902	22,832,236
Kyrgyzstan [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total
Cambodia [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	329,031	354,660
Thailand [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 354,929	$ 311,845